Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings (loss) per share calculation

	2019	2018	2017
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(280,601)	43,661	(678)
Denominator:
Weighted average basic shares outstanding	169,152,905	171,406,272	171,949,128
Basic earnings (loss) per ordinary share (US$)	(1.66)	0.25	—

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(280,601)	43,661	(678)
Denominator:
Weighted average basic shares outstanding	169,152,905	171,406,272	171,949,128
Effect of dilutive securities	—	123,340	—
Weighted average dilutive shares outstanding	169,152,905	171,529,612	171,949,128
Diluted earnings (loss) per ordinary share (US$)	(1.66)	0.25	—